Property and Equipment, Net Of Accumulated Depreciation, by Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets:
Property Plant And Equipment Net	$ 14,594	$ 12,436
Americas
Long-lived assets:
Property Plant And Equipment Net	2,344	2,874
EMEA
Long-lived assets:
Property Plant And Equipment Net	12,087	9,462
Asia Pacific
Long-lived assets:
Property Plant And Equipment Net	$ 163	$ 100